                             STATE STREET RESEARCH
                                TAX-EXEMPT FUND

SEMIANNUAL REPORT
June 30, 1997

WHAT'S INSIDE

INVESTMENT UPDATE

About the Fund,
economy and markets

FUND INFORMATION

Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS

                               [graphic omitted]

                                 For Excellence
                                       in
                              Shareholder Service

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH TAX-EXEMPT FUND
INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

THE ECONOMY
o The economy grew faster-than-expected in the first quarter of 1997 and slowed significantly in the second quarter. Interest rates rose during much of the period on investor concerns about robust economic growth and its effect on future inflation. During the second quarter, interest rates fell when the economy showed signs of slowing.
o The Federal Reserve Board raised the federal funds rate -- the rate at which banks lend to each other overnight -- by 1/4%, in March 1997. Monetary policy remained neutral through the end of the first half of 1997.
o Despite investor concerns, inflation remained low. For the six months ending June 30, 1997, the consumer price index rose at an annualized rate of 1.4%.

THE MARKETS
o Municipal bonds outperformed the benchmark, U.S. Treasury securities. As of June 30, 1997, the Lehman Brothers Municipal Bond Index generated a year-to-date total return of 3.20%,(1) while the Lehman Government Bond Index returned 2.74% during the same time.
o Stock prices continued an ascent to record highs, led by the stocks of large-capitalization companies. The Dow Jones Industrial Average closed the period at 7672.79, a 20.12% increase from where it was at year-end 1996.(1)

THE FUND

OVER THE PAST SIX MONTHS
o Class A shares of State Street Research Tax-Exempt Fund provided a total return of 3.16% for the six months ended June 30, 1997 (does not reflect sales charge)(2) -- a stronger performance than the 2.95% average return produced by the Lipper General Municipal Debt category(1) for the same time period. The Fund also outperformed its category over the past twelve months.
o We continued to concentrate on credit selection. We focused on higher yielding, uninsured securities, which comprised the top-performing sector of the municipal market.
o Supply/demand technicals were favorable for the tax-exempt sector. Stronger economic growth increased tax revenues, which reduced the need for debt financing. Demand remained strong, particularly from insurance companies who invested heavily in bonds with 10-20 year maturities.
o  As of June 30, 1997, the Fund's average quality was A1/A+.

CURRENT STRATEGY
o We will continue to emphasize credit selection, seeking higher-yielding bonds that we believe present the best opportunities for a high level of income and price appreciation.
o  We expect to target bonds with 15-20 year maturities.
o We believe the environment for municipal bonds will remain positive as a result of solid economic growth, low inflation and favorable supply/demand factors.

June 30, 1997

(1) The Lehman Brothers Municipal Bond Index is a commonly used measure of municipal bond market performance. The Lehman Government Bond Index measures government bond performance. The Dow Jones Industrial Average includes 30 widely traded common stocks and is a commonly used measure of stock market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only. Lipper General Municipal Debt category does not reflect sales charges and includes 238 fund classes.

(2) 2.78% for Class B shares; 3.30% for Class C shares; 2.78% for Class D shares. Results do not reflect sales charges.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1997)
-------------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)
-------------------------------------------------------------------
                       10 YEARS           5 YEARS          1 YEAR
-------------------------------------------------------------------
Class A                 7.12%              5.24%            3.72%
-------------------------------------------------------------------
Class B                 7.29%              5.25%            2.80%
-------------------------------------------------------------------
Class C                 7.71%              6.41%            9.03%
-------------------------------------------------------------------
Class D                 7.29%              5.57%            6.95%
-------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)(3)(5)
--------------------------------------------------------------------------------
                       10 YEARS           5 YEARS          1 YEAR
-------------------------------------------------------------------
Class A                108.41%            35.22%            8.61%
-------------------------------------------------------------------
Class B                102.18%            31.18%            7.80%
-------------------------------------------------------------------
Class C                110.33%            36.46%            9.03%
-------------------------------------------------------------------
Class D                102.17%            31.17%            7.95%
-------------------------------------------------------------------

SEC YIELD
------------------------------------------------
Class A                                    4.73%
------------------------------------------------
Class B                                    4.20%
------------------------------------------------
Class C                                    5.21%
------------------------------------------------
Class D                                    4.19%
------------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended June 30, 1997. A small portion of the Fund's income may be subject to state and local tax, and/or alternative minimum tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of net assets)

  A            13%
 AA            23%
AAA            16%
 BB             7%
BBB            41%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*16% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL        MATURITY          VALUE
                                                           AMOUNT           DATE           (NOTE 1)
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 101.3%
ARIZONA 1.7%
Salt River Project Agricultural Improvement and Power
District, Arizona, Salt River Project Electric,
System Refunding Revenue Bonds, 1993 Series C, 5.00%     $  5,000,000       1/01/2016      $  4,717,600
                                                                                           ------------
CALIFORNIA 11.9%
South Orange County Public Financing Authority,
Special Tax Revenue Bonds, 1994 Series B (Junior Lien
Bonds), 7.00% .......................................         500,000       9/01/2007           524,080
Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, AMBAC
Insured, 7.75% ......................................       1,000,000      11/15/2008         1,243,070
South Orange County Public Financing Authority,
Special Tax Revenue Bonds, 1994 Series B (Junior Lien
Bonds), 7.00% .......................................       1,000,000       9/01/2009         1,048,160
Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% ...........................       1,695,000       1/01/2010         1,139,650
Port Hueneme Redevelopment Agency, Central Community
Project, 1993 Tax Allocation Refunding Bonds, AMBAC
Insured, 5.50% ......................................       1,800,000       5/01/2014         1,819,584
California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .......       2,200,000       6/01/2014         2,320,846
Sacramento Power Authority, Cogeneration Project
Revenue Bonds, (Procter & Gamble Project), 1995
Series, 6.50% .......................................       1,300,000       7/01/2014         1,369,290
California Housing Finance Agency, Home Mortgage
Revenue Bonds, 1994 Series G, 7.20% .................       1,500,000       8/01/2014         1,616,790
City of Stockton, Revenue Certificates of
Participation, 1995 Series A, (Wastewater Treatment
Plant Expansion), FGIC Insured, 6.70% ...............       1,000,000       9/01/2014         1,108,830
California Educational Facilities Authority, Series
1994 Revenue Bonds (Southwestern University Project),
Series 1995, MBIA Insured, 6.60% ....................       1,000,000      11/01/2014         1,068,040
County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ....................       1,000,000       3/15/2015         1,109,710
California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% ...............................................         600,000       6/01/2015           684,402
Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% ...............................................       1,000,000       8/01/2015           360,120
Los Angeles County Public Works Financing Authority,
Lease Revenue Bonds, (Multiple Capital Facilities
Project V), 1996 Series B, AMBAC Insured, 5.125% ....       3,500,000      12/01/2017         3,319,470
Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien  Series A,
0.00% ...............................................       5,000,000       1/01/2019         1,354,250
Fresno Sewer Revenue Bonds, Series A-1, AMBAC
Insured, 5.25% ......................................       5,100,000       9/01/2019         4,937,412
San Joaquin Hills Transportation Corridor Agency,
(Orange County, California), Senior Lien Toll Road,
Revenue Bonds, 7.00% ................................       1,000,000       1/01/2030         1,071,840
Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien, 6.50% ..       6,000,000       1/01/2032         6,298,800
                                                                                           ------------
                                                                                             32,394,344
                                                                                           ------------

COLORADO 3.2%
Colorado Housing and Finance Authority, Single Family
Program, 1997 Series B-2 Senior Bonds (AMT), 7.00% ..       1,165,000       5/01/2026         1,277,702
Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue,
Bonds (E-470 Project), 7.00% ........................       5,000,000       8/31/2026         5,697,750
Colorado Housing and Finance Authority, Single Family
Program, 1996 Series B-2 Senior Bonds, 7.45% ........       1,500,000      11/01/2027         1,676,385
                                                                                           ------------
                                                                                              8,651,837
                                                                                           ------------

CONNECTICUT 6.1%
State of Connecticut, Clean Water Revenue Bonds, 1991
Series, 7.00% .......................................       1,000,000       1/01/2011         1,100,200
State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991, Series
A, 6.50% ............................................       1,500,000      10/01/2012         1,688,145
Connecticut Development Authority, Pollution Control
Refunding Bonds, (Pfizer Inc. Project-1982 Series),
6.55% ...............................................       2,500,000       2/15/2013         2,717,525
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% .....................       5,000,000       7/01/2022         5,063,600
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ......................       4,465,000       7/01/2023         4,407,089
Connecticut Development Authority, Aquarium Project
Revenue Bonds, (Mystic Marinelife Aquarium
Project-1997 Series A), 7.00% .......................       1,700,000      12/01/2027         1,695,597
                                                                                           ------------
                                                                                             16,672,156
                                                                                           ------------

FLORIDA 11.2%
Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .......................................       3,000,000       5/01/2002         3,004,590
St. Johns County Industrial Development Authority,
Industrial Development Revenue Bonds, Series 1993A,
(Vicar's Landing Project), 6.20% ....................         500,000       2/15/2003           519,120
Collier County Health Facilities Authority, Health
Facility Refunding Revenue Bonds, (The Moorings, Inc.
Project), Series 1994, 6.00% ........................         500,000      12/01/2005           516,625
Pasco County, Florida, Solid Waste Disposal and
Resource Recovery Revenue System, Revenue Bonds,
Series 1998 (AMT), AMBAC Insured, 6.00% .............       3,000,000       4/01/2010         3,133,020
Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .........       5,000,000      10/01/2017         5,844,800
Martin County, Florida, Pollution Control Revenue
Refunding Bonds, (Florida Power & Light Company
Project), Series 1990, MBIA Insured, 7.30% ..........       1,250,000       7/01/2020         1,362,650
Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series 1989C, Pre-
Refunded to 10/1/99 102, 7.00% ......................       1,000,000      10/01/2023         1,077,280
Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, Series 1996, (Orlando
Lutheran Towers, Inc.), 8.75% .......................       5,000,000       7/01/2026         5,410,350
Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ..............................................       5,000,000      10/15/2026         5,087,050
Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ..........       3,000,000       8/01/2027         3,122,280
Housing Authority of Lee County, Florida, Single
Family Mortgage Revenue Bonds, (Multi-County
Program), Series 1996A, Subseries 2, Subject to AMT,
7.50% ...............................................       1,265,000       9/01/2027         1,417,104
                                                                                           ------------
                                                                                             30,494,869
                                                                                           ------------

GEORGIA 4.1%
State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ........................................       4,300,000       3/01/2011         4,795,403
State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ........................................       1,000,000      12/01/2012         1,172,230
Metropolitan Atlanta Rapid Transit Authority, Georgia,
Sales Tax Revenue Bonds, Refunding Series P, AMBAC
Insured, 6.25% ......................................       4,700,000       7/01/2020         5,150,307
                                                                                           ------------
                                                                                             11,117,940
                                                                                           ------------

HAWAII 2.8%
State of Hawaii, General Obligation Bonds of 1991,
Series BT, 6.125% ...................................       2,000,000       2/01/2010         2,129,400
State of Hawaii, Airports System Revenue Bonds,
Second Series of 1991, MBIA Insured, Subject to AMT,
7.00% ...............................................       5,000,000       7/01/2018         5,392,900
                                                                                           ------------
                                                                                              7,522,300
                                                                                           ------------

ILLINOIS 1.4%
City of Chicago, Illinois, Gas Supply Revenue Bonds,
1985 Series B (The Peoples Gas Light and Coke Company
Project), 7.50% .....................................       3,500,000       3/01/2015         3,778,355
                                                                                           ------------

KANSAS 0.4%
State of Kansas, Department of Transportation,
Highway Revenue Bonds, Series 1992, Pre-Refunded, to
3/1/2002 102, 6.50% .................................       1,000,000       3/01/2008         1,094,550
                                                                                           ------------

MARYLAND 2.0%
Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put
7/1/2004 100, 7.00% .................................       5,000,000       7/01/2024         5,394,500
                                                                                           ------------

MASSACHUSETTS 5.7%
Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Brookhaven Retirement
Community, Lexington-1994 Issue),Series A, 6.75% ....       4,500,000       1/01/2001         4,726,080
Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .......       1,500,000       7/01/2005         1,546,800
Massachusetts State Water Resources Authority,
General Revenue Bonds, 1993 Series C, 6.00% .........       5,000,000      12/01/2011         5,338,900
Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A, Refunding
Bonds, 7.00% ........................................       3,385,000       3/01/2014         4,003,744
                                                                                           ------------
                                                                                             15,615,524
                                                                                           ------------
MINNESOTA 0.8%
Minnesota Housing Finance Authority,
Single Family Mortgage Bonds, 1994 Series E, 5.90% ..       2,100,000       7/01/2025         2,131,983
                                                                                           ------------

NEVADA 4.9%
North Las Vegas, Nevada, Local Special Improvements
District No. 707, 7.10% .............................       3,500,000       6/01/2016         3,610,075
Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ............       5,045,000       6/15/2017         4,899,149
State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49,
and 50, Series November 1, 1995A, FGIC Insured, 5.50%       5,000,000      11/01/2025         4,921,950
                                                                                           ------------
                                                                                             13,431,174
                                                                                           ------------

NEW HAMPSHIRE 4.8%
New Hampshire Higher Educational and Health
Facilities Authority, First Mortgage Revenue Bonds,
RiverMead at Peterborough Issue, Series 1994, 7.375%        7,000,000       7/01/2000         7,201,950
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, Dartmouth
College, Issue, Series 1993, 5.375% .................       5,000,000       6/01/2023         4,853,500
New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, New Hampshire
College Issue, Series 1997, 6.375% ..................       1,000,000       1/01/2027         1,000,000
                                                                                           ------------
                                                                                             13,055,450
                                                                                           ------------

NEW JERSEY 2.1%
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% ...       5,000,000       6/15/2017         4,716,600
New Jersey Educational Facilities Authority, Seton
Hall University Project Revenue Bonds, 1991Series D,
7.00% ...............................................       1,000,000       7/01/2021         1,061,090
                                                                                           ------------
                                                                                              5,777,690
                                                                                           ------------

NEW MEXICO 1.5%
City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ..............................................       4,000,000       4/01/2022         4,111,080
                                                                                           ------------
NEW YORK 10.1%
The Port Authority of New York and New Jersey,
Special Project Bonds, Series 4, KIAC Partners
Project, Subject to AMT, 6.75% ......................       5,000,000      10/01/2011         5,298,650
The City of New York, General Obligation Refunding
Bonds, Fiscal 1991, Series B, 7.75% .................       3,990,000       2/01/2012         4,460,661
The City of New York, General Obligation Bonds,
Fiscal 1997, Series L, 5.75% ........................       2,700,000       8/01/2013         2,694,222
New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% ........................       5,000,000       4/01/2014         5,361,750
Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% ...................       5,000,000       7/01/2017         4,953,100
Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% .................................       3,000,000       8/15/2017         2,900,640
The Port Authority of New York and New Jersey,
Special Project Bonds, Series 6, JFK International
Air Terminal LLC Project, MBIA Insured, 5.75% .......       2,000,000      12/01/2022         2,001,620
                                                                                           ------------
                                                                                             27,670,643
                                                                                           ------------

NORTH CAROLINA 3.5%
County of Durham, North Carolina, Certificates of
Participation, (1991 Jail Facilities and Computer
Equipment Financing Project), 6.625% ................       2,065,000       5/01/2014         2,194,496
North Carolina Housing Finance Agency, Multifamily
Revenue Refunding Bonds, (1992 Refunding Bond
Resolution), Series B, 6.90% ........................       7,000,000       7/01/2024         7,472,640
                                                                                           ------------
                                                                                              9,667,136
                                                                                           ------------

OHIO 4.5%
Hamilton County, Ohio, Sewer System Improvement and
Refunding Revenue Bonds, 1991 Series A, (The
Metropolitan Sewer District of Greater Cincinnati),
Pre-Refunded to 6/1/2001 102, 6.70% .................       2,000,000      12/01/2013         2,200,300
County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A, (Upper
Valley Medical Center), 6.25% .......................       2,500,000       5/15/2016         2,537,175
City of Cleveland, Ohio, Public Power System
Improvement First Mortgage Revenue Refunding Bonds,
Series 1991 B, 7.00% ................................       7,000,000      11/15/2017         7,695,940
                                                                                           ------------
                                                                                             12,433,415
                                                                                           ------------

OKLAHOMA 1.0%
Tulsa Industrial Authority, Revenue and Refunding
Bonds, (The University Of Tulsa), Series 1996A, MBIA
Insured, 5.00% ......................................       3,000,000      10/01/2022         2,746,680
                                                                                           ------------

OREGON 0.4%
State of Oregon, Housing, Educational and Cultural
Facilities Authority, Revenue Bonds, (Reed College
Project), 1991 Series A, 6.75% ......................       1,000,000       7/01/2021         1,101,640
                                                                                           ------------

PENNSYLVANIA 4.6%
Montgomery County Industrial Development Authority,
Health Facilities Revenue Bonds, Series of 1993,
(ECRI Project), 6.40% ...............................         680,000       6/01/2003           704,589
Delaware County Industrial Development Authority,
Revenue Bonds, Series of 1994, (Martins Run), 5.75% .         500,000      12/15/2003           502,705
Montgomery County Higher Education and Health
Authority, Pennsylvania, Northwestern Corp., 6.50% ..       1,140,000       6/01/2004         1,211,580
Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A, 6.40%       2,500,000       1/01/2009         2,501,600
Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .......       1,000,000      12/01/2010         1,076,080
Scranton-Lackawanna Health and Welfare Authority,
City of Scranton, Lackawanna County, Pennsylvania,
Hospital Revenue Bonds (Moses Taylor Hospital
Project), Series of 1997, 6.20% .....................       2,500,000       7/01/2017         2,480,175
Montgomery County Industrial Development Authority,
Pollution Control Revenue Refunding Bonds, 1991
Series A, (Philadelphia Electric Co. Project),
Subject to AMT, 7.60% ...............................       1,000,000       4/01/2021         1,072,320
Philadelphia Authority for Industrial Development,
Commercial Development Revenue Refunding Bonds,
(Doubletree Guest Suites Project), Series 1997A,
6.50% ...............................................       3,000,000      10/01/2027         3,053,520
                                                                                           ------------
                                                                                             12,602,569
                                                                                           ------------
TENNESSEE 2.0%
City of Memphis, Tennessee, Electric System Revenue
Refunding Bonds, Series of 1992, 6.00% ..............       2,250,000       1/01/2006         2,415,420
City of Memphis, Tennessee, Water Division Revenue
Refunding Bonds, Series of 1992-A, 6.00% ............       3,000,000       1/01/2012         3,139,020
                                                                                           ------------
                                                                                              5,554,440
                                                                                           ------------

TEXAS 7.1%
Texas Municipal Power Agency, Refunding Revenue
Bonds, Series 1991A, AMBAC Insured, 6.75% ...........       1,000,000       9/01/2012         1,087,900
Harris County, Texas, General Obligation Unlimited
Tax, Refunding and Toll Road Subordinate Lien,
Revenue Bonds, Series 1991, 6.75% ...................       5,750,000       8/01/2014         6,275,377
Denison Hospital Authority, Hospital Revenue Bonds,
(Texoma Medical Center, Inc. Project), Series 1997,
6.125% ..............................................       1,000,000       8/15/2017         1,011,100
Dallas-Fort Worth International Airport, Facility
Improvement Corporation, American Airlines, Inc.,
Revenue Bonds, Series 1990, 7.50% ...................       5,250,000      11/01/2025         5,660,708
Alliance Airport Authority, Inc., Special Facilities
Revenue Bonds, Series 1990, (American Airlines, Inc.
Project), 7.50% .....................................       5,000,000      12/01/2029         5,398,000
                                                                                           ------------
                                                                                             19,433,085
                                                                                           ------------

UTAH 1.0%
Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996 Series A, MBIA Insured,
6.15% ...............................................       2,500,000       7/01/2014         2,626,400
                                                                                           ------------

WASHINGTON 0.9%
CDP-King County III, Lease Revenue Bonds, 1997, (King
Street Center Project), MBIA Insured, 5.125% ........       2,500,000       6/01/2017         2,372,775
                                                                                           ------------

WISCONSIN 1.6%
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, 1992 Series 2, Subject
to AMT, 6.875% ......................................       4,250,000    9/01/2024            4,474,698
                                                                                           ------------
Total Municipal Bonds (Cost $262,736,558) ...........................................       276,644,833
                                                                                           ------------
SHORT-TERM OBLIGATIONS 1.8%
The Industrial Development Board of the Town of
Columbia (Alabama), Pollution Control Revenue,
Refunding Bonds, 1995 Series D, (Alabama Power
Company Project), 4.00% .............................         300,000    7/01/1997(+)           300,000
New York State Energy Research and Development
Authority, Pollution Control Refunding Revenue Bonds,
(New York State Electric & Gas Corporation Project),
1994 Series C, 3.75% ................................       4,600,000    7/01/1997(+)         4,600,000

                                                                                           ------------
Total Short-Term Obligations (Cost $4,900,000) ......................................         4,900,000
                                                                                           ------------

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co., dated
6/30/97, repurchase proceeds $1,484,175,
collateralized by $1,500,000 U.S. Treasury Note,
6.125%, due 5/15/98, market value $1,515,703 ........       1,484,000       7/01/1997         1,484,000
                                                                                           ------------
Total Repurchase Agreements (Cost $1,484,000) .......................................         1,484,000
                                                                                           ------------
Total Investments (Cost $269,120,558) -- 103.7% .....................................       283,028,833
Cash and Other Assets, Less Liabilities -- (3.7%) ...................................       (10,049,092)
                                                                                           ------------
Net Assets -- 100.0% ................................................................      $272,979,741
                                                                                           ============

Federal Income Tax Information:
At June 30, 1997, the net unrealized appreciation of investments based on cost for
Federal income tax purposes of $269,120,558 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
excess of value over tax cost .......................................................      $ 13,938,474
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value .......................................................           (30,199)
                                                                                           ------------
                                                                                           $ 13,908,275
                                                                                           ============
-------------------------------------------------------------------------------------------------------
(+)Interest rates on these obligations may reset daily.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $269,120,558) (Note 1) .....................     $  283,028,833
Cash ...................................................................                989
Receivable for securities sold .........................................         13,908,867
Interest receivable ....................................................          5,776,682
Receivable for fund shares sold ........................................             81,788
Other assets ...........................................................              5,556
                                                                             --------------
                                                                                302,802,715
LIABILITIES
Payable for securities purchased .......................................         28,784,053
Dividends payable ......................................................            290,782
Payable for fund shares redeemed .......................................            267,861
Accrued transfer agent and shareholder services (Note 2)                            155,124
Accrued management fee (Note 2) ........................................            123,940
Accrued distribution and service fees (Note 4) .........................             87,937
Accrued trustees' fees (Note 2) ........................................             34,399
Other accrued expenses .................................................             78,878
                                                                             --------------
                                                                                 29,822,974
                                                                             --------------
NET ASSETS                                                                   $  272,979,741
                                                                             ==============
Net Assets consist of:
  Undistributed net investment income ..................................         $  504,668
  Unrealized appreciation of investments ...............................         13,908,275
  Accumulated net realized loss ........................................         (3,030,444)
  Shares of beneficial interest ........................................        261,597,242
                                                                             --------------
                                                                             $  272,979,741
                                                                             ==============

Net Asset Value and redemption price per share of Class A shares
  ($210,470,407 / 25,779,530 shares of beneficial interest) ............              $8.16
                                                                                      =====
Maximum Offering Price per share of Class A shares ($8.16 / .955) ......              $8.54
                                                                                      =====
Net Asset Value and offering price per share of Class B shares
  ($51,160,260 / 6,266,823 shares of
beneficial interest)* ..................................................              $8.16
                                                                                      =====
Net Asset Value, offering price and redemption price per share of Class
  C shares ($8,497,359 / 1,043,142 shares of beneficial interest) ......              $8.15
                                                                                      =====
Net Asset Value and offering price per share of Class D shares
  ($2,851,715 / 349,584 shares of beneficial interest)* ................              $8.16
                                                                                      =====

-------------------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.



STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1997 (Unaudited)

INVESTMENT INCOME
Interest ...............................................       $  8,461,332
EXPENSES
Management fee (Note 2) ................................            754,980
Transfer agent and shareholder services (Note 2) .......            212,714
Custodian fee ..........................................             73,507
Reports to shareholders ................................             30,644
Registration fees ......................................             19,698
Audit fee ..............................................             19,024
Trustees' fees (Note 2) ................................             15,366
Service fee-Class A (Note 4) ...........................            266,307
Distribution and service fees-Class B (Note 4) .........            250,106
Distribution and service fees-Class D (Note 4) .........             14,758
Legal fees .............................................              4,824
Miscellaneous ..........................................              7,301
                                                               ------------
                                                                  1,669,229
                                                               ------------

Net investment income ..................................          6,792,103
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) .......          1,587,266
Net realized loss on futures contracts (Note 1) ........           (147,802)
                                                               ------------
    Total net realized gain ............................          1,439,464
Net unrealized appreciation of investments .............             92,007
                                                               ------------

Net gain on investments and futures contracts ..........          1,531,471
                                                               ------------

Net increase in net assets resulting from
  operations ...........................................       $  8,323,574
                                                               ============

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 1997       YEAR ENDED
                                                                     (UNAUDITED)     DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ............................................   $  6,792,103      $  14,218,877
Net realized gain (loss) on investments and futures contracts ....      1,439,464         (1,834,226)
Net unrealized appreciation (depreciation) of investments ........         92,007         (4,864,350)
                                                                     ------------      -------------
Net increase resulting from operations ...........................      8,323,574          7,520,301
                                                                     ------------      -------------
Dividends from net investment income: ............................
  Class A ........................................................     (5,116,152)       (11,329,888)
  Class B ........................................................     (1,013,722)        (2,112,558)
  Class C ........................................................       (215,769)          (810,073)
  Class D ........................................................        (60,075)          (108,938)
                                                                     ------------      -------------
                                                                       (6,405,718)       (14,361,457)
                                                                     ------------      -------------
Net decrease from fund share transactions (Note 5) ...............    (15,933,424)       (38,189,738)
                                                                     ------------      -------------
Total decrease in net assets .....................................    (14,015,568)       (45,030,894)
NET ASSETS
Beginning of period ..............................................    286,995,309        332,026,203
                                                                     ------------      -------------
End of period (including undistributed net investment
  income of $504,668 and $118,283, respectively) .................   $272,979,741      $ 286,995,309
                                                                     ============      =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
                     NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1

State Street Research Tax-Exempt Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. Two series of the Trust are publicly offered: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Fund invests primarily in tax-exempt debt obligations which the Investment manager believes will not involve undue risk.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION

Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1996, the Fund had a capital loss carryforward of $3,135,166 available, to the extent provided in regulations, to offset future capital gains, if any, which $1,396,262 and $1,738,904 expires on December 31, 2002 and 2004, respectively. In addition, as part of a merger that occurred December 15, 1995, the Fund acquired from State Street Research California Tax-Free Fund, State Street Research Florida Tax-Free Fund and State Street Research Pennsylvania Tax-Free Fund a capital loss carryforward of $1,111,197, of which $803,119 and $308,078 expires on December 31, 2001 and 2002, respectively. The Fund's use of such capital loss carryforward may be limited under current tax laws.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margins"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1997, the fees pursuant to such agreement amounted to $754,980.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1997, the amount of such expenses was $36,953.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,366 during the six months ended June 30, 1997.

NOTE 3

For the six months ended June 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $106,374,686 and $118,608,372, respectively.

NOTE 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1997, fees pursuant to such plan amounted to $266,307, $250,106 and $14,758 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $31,556 and $164,372, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $97,765 on sales of Class B shares, and the Distributor collected contingent deferred sales charges aggregating $89,258 and $5,380 on redemptions of Class B and Class D shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1997, the Distributor owned 13,825 Class A shares and one Class C share of the Fund.

Share transactions were as follows:

                                          SIX MONTHS ENDED
                                           JUNE 30, 1997                         YEAR ENDED
                                            (UNAUDITED)                      DECEMBER 31, 1996
                                 ----------------------------------  ----------------------------------
CLASS A                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................       1,144,579       $  9,247,375        3,002,670       $ 23,933,082
Issued upon reinvestment of
dividends .....................         458,156          3,695,443        1,019,921          8,152,263
Shares repurchased ............      (3,387,284)       (27,352,379)      (7,148,451)       (57,087,469)
                                     ----------       ------------       ----------       ------------
Net decrease ..................      (1,784,549)      $(14,409,561)      (3,125,860)      $(25,002,124)
                                     ==========       ============       ==========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................         444,886       $  3,580,614        1,380,510       $ 11,106,098
Issued upon reinvestment of
  dividends ...................          94,928            765,684          183,701          1,368,769
Shares repurchased ............        (653,363)        (5,264,654)      (1,461,750)       (11,643,649)
                                     ----------       ------------       ----------       ------------
Net increase (decrease) .......        (113,549)      $   (918,356)         102,461       $    831,218
                                     ==========       ============       ==========       ============

CLASS C                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ...................           7,334       $     58,802          573,749       $  4,662,961
Issued upon reinvestment of
  dividends ...................          15,960            128,654           49,208            392,454
Shares repurchased ............         (91,728)          (736,676)      (2,257,037)       (17,834,280)
                                     ----------       ------------       ----------       ------------
Net decrease ..................         (68,434)      $   (549,220)      (1,634,080)      $(12,778,865)
                                     ==========       ============       ==========       ============

CLASS D                                SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................         100,706        $   810,893          252,936       $  2,023,533
Issued upon reinvestment of
  dividends ...................           3,840             30,948            5,443             44,400
Shares repurchased ............        (111,673)          (898,128)        (408,733)        (3,307,900)
                                     ----------       ------------       ----------       ------------
Net decrease ..................          (7,127)        $  (56,287)        (150,354)      $ (1,239,967)
                                     ==========       ============       ==========       ============

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                            CLASS A
                               ----------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                                YEAR ENDED DECEMBER 31
                                 JUNE 30, 1997      -------------------------------------------------------------------------------
                                  (UNAUDITED)           1996            1995            1994            1993            1992
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                        $ 8.10            $ 8.26            $ 7.46           $ 8.43          $ 7.94          $ 7.69
                                   ------            ------            ------           ------          ------          ------
Net investment income                0.20              0.39              0.39             0.40            0.40            0.43
Net realized and unrealized
    gain (loss) on
    investments and futures
    contracts                        0.05             (0.16)             0.82            (0.98)           0.54            0.27
                                   ------            ------            ------           ------          ------          ------
  Total from investment
   operations                        0.25              0.23              1.21            (0.58)           0.94            0.70
                                   ------            ------            ------           ------          ------          ------
Dividends from net
   investment income                (0.19)            (0.39)            (0.41)           (0.38)          (0.39)          (0.43)

Distributions from net
   realized gains                      --                --                --            (0.01)          (0.06)          (0.02)
                                   ------            ------            ------           ------          ------          ------
  Total distributions               (0.19)            (0.39)            (0.41)           (0.39)          (0.45)          (0.45)
                                   ------            ------            ------           ------          ------          ------
Net asset value, end of
   period                          $ 8.16            $ 8.10            $ 8.26           $ 7.46          $ 8.43          $ 7.94
                                   ======            ======            ======           ======          ======          ======
Total return                         3.16%++           2.93%+           16.58%+          (6.90)%+        12.11%+          9.34%+
Net assets at end of period
   (000s)                        $210,470          $223,407          $253,402         $238,097        $302,845        $203,312
Ratio of operating expenses
   to average net assets             1.08%(+)          1.04%             1.13%            1.20%           1.20%           1.20%
Ratio of net investment
   income to average net
   assets**                          5.07%(+)          4.82%             4.95%            5.07%           4.85%           5.48%
Portfolio turnover rate             38.20%           125.24%            97.32%           78.63%          36.16%          27.44%

                                                                                CLASS B
                                     ----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31
                                           JUNE 30, 1997      ---------------------------------------------------------------------
                                            (UNAUDITED)           1996              1995              1994            1993*
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $ 8.10            $ 8.26            $ 7.46            $ 8.43            $ 8.25
                                              ------            ------            ------            ------            ------
Net investment income                           0.17              0.32              0.33              0.34              0.19
Net realized and unrealized gain (loss)
    on investments and futures
    contracts                                   0.05             (0.15)             0.82             (0.97)             0.24
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.22              0.17              1.15             (0.63)             0.43
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.16)            (0.33)            (0.35)            (0.33)            (0.19)

Distributions from net realized gains             --                --                --             (0.01)            (0.06)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.16)            (0.33)            (0.35)            (0.34)            (0.25)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.16            $ 8.10            $ 8.26            $ 7.46            $ 8.43
                                              ======            ======            ======            ======            ======
Total return                                    2.78%++           2.15%+           15.72%+           (7.59)%+           5.20%++

Net assets at end of period (000s)           $51,160           $51,710           $51,827           $35,338           $27,695

Ratio of operating expenses to average
  net assets                                    1.83%(+)          1.79%             1.88%             1.95%             1.95%(+)

Ratio of net investment income to
  average net assets**                          4.31%(+)          4.07%             4.19%             4.35%             3.93%(+)

Portfolio turnover rate                        38.20%           125.24%            97.32%            78.63%            36.16%
-----------------------------------------------------------------------------------------------------------------------------------
  *  June 7, 1993 (commencement of share class designations) to December 31, 1993.
 **  The ratio of net investment income to average net assets differs among classes by amounts other than the difference in expense ratios because of fluctuations during the year in relative levels of assets in each class and in interest income earned.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------


                                                                                CLASS C
                                     ----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31
                                           JUNE 30, 1997      ---------------------------------------------------------------------
                                            (UNAUDITED)           1996              1995              1994            1993*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 8.09            $ 8.24            $ 7.45            $ 8.41            $ 8.25
                                              ------            ------            ------            ------            ------

Net investment income                           0.21              0.39              0.40              0.42              0.23

Net realized and unrealized gain (loss)
    on investments and futures
    contracts                                   0.05             (0.13)             0.81             (0.96)             0.22
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.26              0.26              1.21             (0.54)             0.45
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.20)            (0.41)            (0.42)            (0.41)            (0.23)

Distributions from net realized gains             --                --                --             (0.01)            (0.06)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.20)            (0.41)            (0.42)            (0.42)            (0.29)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.15            $ 8.09            $ 8.24            $ 7.45            $ 8.41
                                              ======            ======            ======            ======            ======
Total return                                    3.30%++           3.30%+           16.76%+           (6.56)%+           5.54%++
Net assets at end of period (000s)            $8,497            $8,990           $22,614              $334              $477
Ratio of operating expenses to average
  net assets                                    0.83%(+)          0.79%             0.88%             0.95%             0.96%(+)
Ratio of net investment income to
  average net assets**                          5.32%(+)          5.04%             4.85%             5.26%             4.92%(+)
Portfolio turnover rate                        38.20%           125.24%            97.32%            78.63%            36.16%

                                                                                CLASS D
                                     ----------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31
                                           JUNE 30, 1997      ---------------------------------------------------------------------
                                            (UNAUDITED)           1996              1995              1994            1993*
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $ 8.10            $ 8.25            $ 7.46            $ 8.43            $ 8.25
                                              ------            ------            ------            ------            ------

Net investment income                           0.17              0.32              0.33              0.34              0.19

Net realized and unrealized gain (loss)
    on investments and futures
    contracts                                   0.05             (0.14)             0.81             (0.97)             0.23
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.22              0.18              1.14             (0.63)             0.42
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.16)            (0.33)            (0.35)            (0.33)            (0.18)

Distributions from net realized gains             --                --                --             (0.01)            (0.06)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.16)            (0.33)            (0.35)            (0.34)            (0.24)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.16            $ 8.10            $ 8.25            $ 7.46            $ 8.43
                                              ======            ======            ======            ======            ======
Total return                                    2.78%++           2.28%+           15.58%+           (7.59)%+           5.19%++
Net assets at end of period (000s)            $2,852            $2,889            $4,183              $958            $1,115
Ratio of operating expenses to average
  net assets                                    1.83%(+)          1.79%             1.88%             1.95%             1.99%(+)
Ratio of net investment income to
  average net assets**                          4.31%(+)          4.06%             4.13%             4.31%             3.92(+)
Portfolio turnover rate                        38.20%           125.24%            97.32%            78.63%            36.16%
-----------------------------------------------------------------------------------------------------------------------------------
  *  June 7, 1993 (commencement of share class designations) to December 31, 1993.
 **  The ratio of net investment income to average net assets differs among classes by amounts other than the difference in expense ratios because of fluctuations during the year in relative levels of assets in each class and in interest income earned.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH
  TAX-EXEMPT TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
TAX-EXEMPT FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Shareholder Services
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (Morgan Guaranty Trust
CUSTODIAN                                  Secretary and General Counsel          Company of New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              DARMAN A. WING                         investments and civic affairs
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel
                                                                                  ROBERT A. LAWRENCE
LEGAL COUNSEL                              AMY L. SIMMONS                         Associate, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place
Boston, MA 02109                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly of Counsel,
                                                                                  Choate, Hall & Stewart

STATE STREET RESEARCH TAX-EXEMPT FUND                        --------------
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600
                                                             --------------



QUESTIONS? COMMENTS?

Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408



[logo] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Tax-Exempt Fund prospectus. When used after September 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey

CONTROL NUMBER:  4094-970819(0998)SSR-LD                         TE-393D-897IBS

                             STATE STREET RESEARCH
                             NEW YORK TAX-FREE FUND

SEMIANNUAL REPORT
June 30, 1997

WHAT'S INSIDE

INVESTMENT UPDATE

About the Fund,
economy and markets

FUND INFORMATION

Facts and figures

PLUS, COMPLETE PORTFOLIO HOLDINGS
AND FINANCIAL STATEMENTS

                               [graphic omitted]

                                 For Excellence
                                       in
                              Shareholder Service

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The economy grew faster-than-expected in the first quarter of 1997 and slowed significantly in the second quarter. Interest rates rose during much of the period on investor concerns about robust economic growth and its effect on future inflation. During the second quarter, interest rates fell when the economy showed signs of slowing.

o The Federal Reserve Board raised the federal funds rate - the rate at which banks lend to each other overnight - by 1/ 4%, in March 1997. Monetary policy remained neutral through the end of the first half of 1997.

o Despite investor concerns, inflation remained low. For the six months ending June 30, 1997, the consumer price index rose at an annualized rate of 1.4%.

THE MARKETS
o Municipal bonds outperformed the benchmark, U.S. Treasury securities. As of June 30, 1997, the Lehman Brothers Municipal Bond Index generated a year-to-date total return of 3.20%, while the Lehman Government Bond Index returned 2.74% during the same time.(1)

o Stock prices continued an ascent to record highs, led by the stocks of large-capitalization companies. The Dow Jones Industrial Average closed the period at 7672.79, a 20.12% increase from where it was at year-end 1996.(1)

THE FUND

OVER THE PAST SIX MONTHS
o Class A shares of State Street Research New York Tax-Free Fund provided a total return of 3.05%(2) for the six months ended June 30, 1997 (does not reflect sales charge) versus the 2.95% average return for the Lipper New York Municipal Debt(1) category. New York Tax-Free Fund also outperformed its category over the past 12 months.

o New York municipal bond prices benefited from steady demand and reduced supply. Strong economic growth at the national, state and local levels increased tax revenues and lowered the need for debt financing.

o New York City continued to improve as a credit. City revenues have been buttressed by Wall Street's record performance. Expenses also have fallen, due in part to less crime and lower police costs.

o We continued to emphasize credit selection. We focused on higher-yielding, uninsured securities, which have comprised the best performing sector in the municipal market.

o  As of June 30, 1997, the Fund's average quality was A1/A+.

CURRENT STRATEGY
o We will continue to focus on credit selection, seeking higher-yielding bonds that we believe present the best opportunities for a high level of income and price appreciation.

o  As of June 30, 1997, we were targeting bonds with 15-20 year maturities.

o We expect the environment for municipal bonds to remain positive as the result of solid economic growth, low inflation and favorable supply/demand factors.

June 30, 1997

(1) The Lehman Brothers Municipal Bond Index is a commonly used measure of municipal bond market performance. The Lehman Government Bond Index measures government bond performance. The Dow Jones Industrial Average includes 30 widely traded common stocks and is a commonly used measure of stock market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only. Lipper New York Municipal Debt category does not reflect sales charges and includes 95 Fund classes.

(2) +2.67% for Class B shares; +3.17% for Class C shares; +2.79% for Class D shares. Results do not reflect sales charges.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5) Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1997)
--------------------------------------------------------------------------------
SEC AVERAGE ANNUAL COMPOUND RATES OF RETURN
(at maximum applicable sales charge)(3)(4)
--------------------------------------------------------------------------------
                                               LIFE OF FUND
                                              (since 7/5/89) 5 YEARS    1 YEAR
--------------------------------------------------------------------------------
Class A                                           6.30%       5.42%      3.23%
--------------------------------------------------------------------------------
Class B                                           6.51%       5.43%      2.29%
--------------------------------------------------------------------------------
Class C                                           7.07%       6.63%      8.35%
--------------------------------------------------------------------------------
Class D                                           6.53%       5.77%      6.29%
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)(3)(5)
--------------------------------------------------------------------------------
                                               LIFE OF FUND
                                              (since 7/5/89) 5 YEARS    1 YEAR
--------------------------------------------------------------------------------
Class A                                          70.79%      36.38%      8.10%
--------------------------------------------------------------------------------
Class B                                          65.68%      32.30%      7.29%
--------------------------------------------------------------------------------
Class C                                          72.68%      37.89%      8.35%
--------------------------------------------------------------------------------
Class D                                          65.83%      32.42%      7.29%
--------------------------------------------------------------------------------

SEC YIELD
--------------------------------------------------------------------------------
Class A                                                                  4.56%
--------------------------------------------------------------------------------
Class B                                                                  4.02%
--------------------------------------------------------------------------------
Class C                                                                  5.02%
--------------------------------------------------------------------------------
Class D                                                                  4.02%
--------------------------------------------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended June 30, 1997. A small portion of the Fund's income may be subject to federal, state and local income tax, and/or alternative minimum tax. Investors should consult their tax adviser.

Performance results for the Fund are increased by the Distributor's voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

BOND QUALITY RATINGS*
(by percentage of net assets)

  A                          10%
 AA                          17%
AAA                          27%
 BB                          12%
BBB                          34%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

* 18% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------
June 30, 1997 (Unaudited)


                                                            PRINCIPAL        MATURITY          VALUE
                                                              AMOUNT           DATE          (NOTE 1)
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.1%
GENERAL OBLIGATION 18.0%
The City of New York, General Obligation Bonds, Fiscal
1992 Series H, 7.00% .................................      $1,460,000       2/01/2005     $  1,586,801
City of New York, General Obligation Bonds, Fiscal
1995 Series F, 6.375% ................................       2,000,000       2/15/2006        2,159,620
County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% ..........................       2,000,000       4/01/2007        2,137,000
State of New York, General Obligation Refunding Bonds,
Series A, 5.25% ......................................       1,500,000       7/15/2014        1,460,445
County of Nassua, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% .......       1,000,000       1/15/2015        1,007,850
Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1995A, MBIA
Insured, 5.65% .......................................       1,000,000       7/01/2015        1,043,820
County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% .....................       1,535,000       3/01/2017        1,645,581
City of New York, General Obligation Refunding Bonds,
Series H, 6.00% ......................................       1,500,000       8/01/2017        1,515,315
                                                                                           ------------
                                                                                             12,556,432
                                                                                           ------------
AIRPORT 1.8%
City of New York, Industrial Development Agency,
Special Facility Revenue Bonds, 1997 Northwest
Airlines, Inc. Project, 6.00% ........................       1,245,000       6/01/2027        1,229,574
                                                                                           ------------
CERTIFICATES OF PARTICIPATION 1.8%
City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of Participation,
Series 1992, Subject to AMT, 6.60% ...................       1,185,000       1/01/2006        1,287,443
                                                                                           ------------
COLLEGE & UNIVERSITY 7.3%
Dormitory Authority of the State of New York, Mt.
Sinai School of Medicine, Series B, MBIA Insured, 5.70%      1,450,000       7/01/2011        1,524,385
Dormitory Authority of the State of New York, Canisius
College, Revenue Bonds, Series 1995, CapMAC Insured,
0.00% ................................................       1,550,000       7/01/2013          638,740
Dormitory Authority of the State of New York, City
University System Consolidated, Series A, AMBAC
Insured, 5.625% ......................................       1,000,000       7/01/2016        1,019,350
Dormitory Authority of the State of New York, City
University System Consolidated, Third General
Resolution, Revenue Bonds, Series 1995 1, AMBAC
Insured, 5.375% ......................................       2,000,000       7/01/2025        1,925,820
                                                                                           ------------
                                                                                              5,108,295
                                                                                           ------------
ESCROWED BONDS 1.7%
Dormitory Authority of the State of New York, Judicial
Facilities Lease Revenue Bonds, (Suffolk, County
Issue) Series 1986, 7.375% ...........................       1,000,000       7/01/2016        1,192,800
                                                                                           ------------
HOSPITAL/HEALTH CARE 6.5%
Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds,
Series 1996, 6.00% ...................................       1,500,000       7/01/2006        1,540,860
New York State Medical Care Facilities Finance Agency,
Mental Health Services Facilities Improvement, Revenue
Bonds, 1990 Series A, 7.75% ..........................          60,000       8/15/2010           65,452
Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% ................................................       2,000,000       2/01/2015        1,939,640
Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% ..................................       1,000,000       8/15/2017          966,880
                                                                                           ------------
                                                                                              4,512,832
                                                                                           ------------
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL 6.1%
Herkimer County Industrial Development Agency,
Industrial Development Revenue Bonds, (Burrows Paper
Corporation Solid Waste Disposal Facility), Series
1993, Subject to AMT, 8.00% ..........................       4,000,000       1/01/2009        4,296,280
                                                                                           ------------
LEASE REVENUE 15.0%
Dormitory Authority of the State of New York, Judicial
Facilities Lease Revenue Bonds, Suffolk County Issue),
Series 1991A, 9.25% ..................................       1,500,000       4/15/2006        1,660,305
Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55%                              470,000       9/01/2009          500,573
New York State Thruway Authority, Service Contract
Revenue Bonds, 6.25% .................................       1,000,000       4/01/2014        1,038,300
Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993A, 5.50% ..................................       2,500,000       5/15/2019        2,443,850
Dormitory Authority of the State of New York, State
University Educational Facilities Revenue Bonds,
Series 1993C, 5.40% ..................................       1,000,000       5/15/2023          944,120
Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ...........         940,000       9/01/2024        1,001,166
State of New York, Urban Development Corporation,
Correctional Capital Facilities, Series 6, 5.375% ....       2,000,000       1/01/2025        1,931,780
Dormitory Authority of the State of New York,
Department of Health of the State of New York Revenue,
Bonds, Series 1996, 5.50% ............................       1,000,000       7/01/2025          953,390
                                                                                           ------------
                                                                                             10,473,484
                                                                                           ------------
LIFE CARE 6.6%
Orange County Industrial Development Agency, (The Glen
Arden Inc. Project), Life Care Community, Revenue
Bonds, Series 1994, 8.25% ............................       2,000,000       1/01/2002        2,058,680
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc. Project), 7.70% .................................       1,430,000       6/01/2011        1,509,394
Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc. Project), 7.875% ................................       1,000,000       6/01/2024        1,044,350
                                                                                           ------------
                                                                                              4,612,424
                                                                                           ------------
MULTI-FAMILY HOUSING 1.5%
New York State Housing Finance Agency, Multi-Family
Housing Revenue Bonds, (Secured Mortgage Program),
1992 Series F, Subject to AMT, 6.625% ................       1,000,000       8/15/2012        1,053,270
                                                                                           ------------
POWER 3.2%
Power Authority of the State of New York, General
Purpose Bonds, Series W, 6.50% .......................       2,000,000       1/01/2008        2,246,120
                                                                                           ------------
PRE-REFUNDED BONDS 6.8%
City of Syracuse, Onondaga County, New York, Public
Improvement Bonds, 1991, Pre-Refunded to 2/15/2001 @
102, 6.70% ...........................................         500,000       2/15/2006          545,520
Grand Central District Management Association, Inc.,
Grand Central Business Improvement District, Capital
Improvement Bonds, Series 1992, Pre-Refunded to
1/01/2002 @ 102, 6.50% ...............................       1,000,000       1/01/2010        1,096,500
Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1990A, Pre-Refunded to 5/15/2000 @ 102, 7.70% .         600,000       5/15/2012          664,872
New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 1991, Series C,
FGIC Insured, Pre-Refunded to 6/15/2001 @ 101.5, 7.00%         600,000       6/15/2016          663,324
County of Suffolk, New York, General Obligation, MBIA
Insured, 1990 Series B, Pre-Refunded to, 4/01/2000 @
102, 7.10%  ..........................................         425,000       4/01/2018          462,902
Orangetown Housing Authority, (Rockland County, New
York),Housing Facilities Revenue Bonds, (Orangetown
Senior Housing Center-1990 Series), Pre-Refunded to
10/1/2000 @ 102, 7.50% ...............................         400,000      10/01/2020          443,888
Town of Clifton Park Water Authority, (New York),
Water System Revenue Bonds, 1991 Series A, FGIC Insured,
Pre-Refunded to 10/1/2001 @ 102, 6.375% ..............         800,000      10/01/2026          881,584
                                                                                           ------------
                                                                                              4,758,590
                                                                                           ------------
SINGLE-FAMILY HOUSING 5.3%
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 45, 7.20% ......................       2,000,000      10/01/2017        2,153,960
State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% ......................       1,550,000      10/01/2017        1,589,417
                                                                                           ------------
                                                                                              3,743,377
                                                                                           ------------
STRUCTURED FINANCINGS 6.0%
The Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ................................       3,000,000      10/01/2011        3,179,190
The Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, 5.75% ............       1,000,000      12/01/2022        1,000,810
                                                                                           ------------
                                                                                              4,180,000
                                                                                           ------------
TOLL ROADS/TURNPIKE AUTHORITIES 3.9%
Triborough Bridge and Tunnel Authority, General
Purpose Revenue Bonds, Series 1994A, 6.00% ...........       2,500,000       1/01/2010        2,696,400
                                                                                           ------------
WATER & SEWER 6.6%
City of Niagara Falls, Niagara County, New York, Water
Treatment Plant Bonds, 1994 (AMT), MBIA Insured, 8.50%       1,000,000      11/01/2006        1,269,420
New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994D, (Pooled Loan Issue), 6.70% ......       2,000,000      11/15/2009        2,236,320
Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% ..............       1,000,000       7/01/2012        1,098,520
                                                                                           ------------
                                                                                              4,604,260
                                                                                           ------------
Total Municipal Bonds (Cost $64,827,314) .............................................       68,551,581
                                                                                           ------------
SHORT-TERM OBLIGATIONS 1.6%
Dormitory Authority of the State of New York, Revenue
Bonds, St. Francis Center at the Knolls, 4.15% .......         200,000    7/01/1997(+)          200,000
New York State Energy Research and Development
Authority, Pollution Control Refunding Revenue Bonds
(New York State Electric & Gas Corporation Project),
1994 Series C, 3.75% .................................         900,000    7/01/1997(+)          900,000
                                                                                           ------------
Total Short-Term Obligations (Cost $1,100,000) .......................................        1,100,000
                                                                                           ------------
Total Investments (Cost $65,927,314) -- 99.7% ........................................       69,651,581
Other Assets, Less Liabilities -- 0.3% ...............................................          205,521
                                                                                           ------------
Net Assets -- 100.0% .................................................................     $ 69,857,102
                                                                                           ============
Federal Income Tax Information:
At June 30, 1997, the net unrealized appreciation of investments based on cost for
Federal income tax purposes of $65,927,314 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
excess of value over tax cost ........................................................     $  3,735,034
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value ........................................................          (10,767)
                                                                                           ------------
                                                                                           $  3,724,267
                                                                                           ============
--------------------------------------------------------------------------------------------------------
(+)Interest rates on these obligations may reset daily.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost $65,927,314)(Note 1) ..........      $69,651,581
Interest receivable .......................................        1,456,287
Receivable for fund shares sold ...........................           24,796
Receivable from Distributor (Note 3) ......................            8,764
Other assets ..............................................            5,978
                                                                 -----------
                                                                  71,147,406
LIABILITIES
Payable for securities purchased ..........................          957,370
Payable for fund shares redeemed ..........................           65,502
Dividends payable .........................................           64,201
Accrued transfer agent and shareholder services
  (Note 2) ................................................           62,349
Accrued management fee (Note 2) ...........................           31,489
Accrued distribution and service fees (Note 5) ............           18,409
Payable to custodian ......................................            7,949
Accrued trustees' fees (Note 2) ...........................            7,180
Other accrued expenses ....................................           75,855
                                                                 -----------
                                                                   1,290,304
                                                                 -----------
NET ASSETS                                                       $69,857,102
                                                                 ===========
Net Assets consist of:
  Undistributed net investment income .....................      $    50,935
  Unrealized appreciation of investments ..................        3,724,267
  Accumulated net realized loss ...........................         (699,616)
  Shares of beneficial interest ...........................       66,781,516
                                                                 -----------
                                                                 $69,857,102
                                                                 ===========
Net Asset Value and redemption price per share of
  Class A shares ($20,122,542 / 2,458,502 shares of
  beneficial interest) ....................................            $8.18
                                                                       =====
Maximum Offering Price per share of Class A shares
  ($8.18 / .955) ..........................................            $8.57
                                                                       =====
Net Asset Value and offering price per share of Class B
  shares ($16,670,708 / 2,036,977 shares of beneficial
  interest)* ..............................................            $8.18
                                                                       =====
Net Asset Value, offering price and redemption price per
  share of Class C shares ($32,335,354 / 3,947,189
  shares of beneficial interest) ..........................            $8.19
                                                                       =====
Net Asset Value and offering price per share of Class D
  shares ($728,498 / 88,957 shares of beneficial
  interest)* ..............................................            $8.19
                                                                       =====
-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1997 (Unaudited)

INVESTMENT INCOME
Interest .....................................................      $2,094,288
EXPENSES
Management fee (Note 2) ......................................         189,472
Transfer agent and shareholder services (Note 2) .............          66,375
Custodian fee ................................................          48,510
Reports to shareholders ......................................          15,201
Trustees' fees (Note 2) ......................................           7,314
Audit fee ....................................................           7,092
Legal fees ...................................................           6,024
Registration fees ............................................           5,754
Service fee-Class A (Note 5) .................................          24,062
Distribution and service fees-Class B (Note 5) ...............          82,631
Distribution and service fees-Class D (Note 5) ...............           3,180
Miscellaneous ................................................           8,778
                                                                    ----------
                                                                       464,393
Expenses borne by the Distributor (Note 3) ...................         (61,799)
                                                                    ----------
                                                                       402,594
                                                                    ----------
Net investment income ........................................       1,691,694
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) .............           7,814
Net realized loss on futures contracts (Note 1) ..............         (42,352)
                                                                    ----------
  Total net realized loss ....................................         (34,538)
Net unrealized appreciation of investments ...................         443,077
                                                                    ----------
Net gain on investments and futures contracts ................         408,539
                                                                    ----------
Net increase in net assets resulting from operations .........      $2,100,233
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                            JUNE 30, 1997        YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ....................   $ 1,691,694         $ 3,358,438
Net realized gain (loss) on investments
  and futures contracts ..................       (34,538)             36,115
Net unrealized appreciation (depreciation)
  of investments .........................       443,077            (908,453)
                                             -----------         -----------
Net increase resulting from operations         2,100,233           2,486,100
                                             -----------         -----------
Dividends from net investment income:
  Class A ................................      (465,378)           (943,352)
  Class B ................................      (336,107)           (635,153)
  Class C ................................      (826,322)         (1,809,871)
  Class D ................................       (12,952)            (25,084)
                                             -----------         -----------
                                              (1,640,759)         (3,413,460)
                                             -----------         -----------
Net decrease from fund share
  transactions (Note 7) ..................    (1,733,986)         (2,475,362)
                                             -----------         -----------
Total decrease in net assets .............    (1,274,512)         (3,402,722)
NET ASSETS
Beginning of period ......................    71,131,614          74,534,336
                                             -----------         -----------

End of period (including undistributed net
  investment income of $50,935 and $0,
  respectively) ..........................   $69,857,102         $71,131,614
                                             ===========         ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1

State Street Research New York Tax-Free Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in July, 1989. Two series of the Trust are publicly offered: State Street Research New York Tax-Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the Fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1996, the Fund had a capital loss carryforward of $665,078 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2002.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1997, the fees pursuant to such agreement amounted to $189,472.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1997, the amount of such expenses was $10,956.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,314 during the six months ended June 30, 1997.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended June 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $61,799.

NOTE 4

For the six months ended June 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $22,888,586 and $24,531,421, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1997, fees pursuant to such plan amounted to $24,062, $82,631 and $3,180 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $7,509 and $55,339, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $45,488 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $28,030 on redemptions of Class B shares during the same period.

NOTE 6

Under normal circumstances at least 80% of the Fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the Fund is able to invest up to 25% of total assets in a single industry. Accordingly, the Fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1997, Metropolitan owned 61,186 Class D shares and the Distributor owned one Class C share of the Fund.

Share transactions were as follows:

                                              SIX MONTHS ENDED
                                                JUNE 30, 1997                     YEAR ENDED
                                                 (UNAUDITED)                   DECEMBER 31, 1996
                                       -------------------------------  -------------------------------
CLASS A                                   SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .........................       338,459      $  2,747,806        598,718      $  4,808,712
Issued upon reinvestment of dividends        45,396           367,613         93,925           754,768
Shares repurchased ..................      (340,824)       (2,756,649)      (713,493)       (5,744,887)
                                           --------      ------------       --------      ------------
Net increase (decrease) .............        43,031      $    358,770        (20,850)     $   (181,407)
                                           ========      ============       ========      ============

CLASS B                                   SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .........................       191,481      $  1,546,981        504,073      $  4,044,795
Issued upon reinvestment of dividends        31,465           254,800         61,038           490,585
Shares repurchased ..................      (255,669)       (2,070,822)      (328,785)       (2,628,310)
                                           --------      ------------       --------      ------------
Net increase (decrease) .............       (32,723)     $   (269,041)       236,326      $  1,907,070
                                           ========      ============       ========      ============

CLASS C                                   SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .........................        14,669        $  118,434          3,913         $  31,610
Issued upon reinvestment of dividends        76,225           617,733        169,712         1,369,640
Shares repurchased ..................      (328,582)       (2,662,806)      (694,720)       (5,581,623)
                                           --------      ------------       --------      ------------
Net decrease ........................      (237,688)     $ (1,926,639)      (521,095)      $(4,180,373)
                                           ========      ============       ========      ============

CLASS D                                   SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .........................        14,230        $  116,668          2,131         $  17,119
Issued upon reinvestment of dividends           314             2,542            597             4,804
Shares repurchased ..................        (2,018)          (16,286)        (5,330)          (42,575)
                                           --------      ------------       --------      ------------
Net increase (decrease) .............        12,526        $  102,924         (2,602)       $  (20,652)
                                           ========      ============       ========      ============


STATE STREET RESEARCH NEW YORK TAX-FREE FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                CLASS A
                                    -----------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31
                                          JUNE 30, 1997      ----------------------------------------------------------------------
                                           (UNAUDITED)           1996              1995              1994              1993**
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $ 8.13            $ 8.23            $ 7.53            $ 8.43            $ 8.20
                                              ------            ------            ------            ------            ------
Net investment income*                          0.20              0.38              0.40              0.40              0.22

Net realized and unrealized gain
    (loss) on investments and futures
    contracts                                   0.04             (0.09)             0.71             (0.90)             0.25
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.24              0.29              1.11             (0.50)             0.47
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.19)            (0.39)            (0.41)            (0.39)            (0.22)

Distributions from net realized gains             --                --                --             (0.01)            (0.02)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.19)            (0.39)            (0.41)            (0.40)            (0.24)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.18            $ 8.13            $ 8.23            $ 7.53            $ 8.43
                                              ======            ======            ======            ======            ======
Total return                                    3.05%++           3.68%+           15.11%+           (6.04)%+           5.79%++
Net assets at end of period (000s)           $20,123           $19,636           $20,043           $18,214           $15,175
Ratio of operating expenses to average
  net assets*                                   1.10%(+)          1.10%             1.10%             1.10%             1.10%(+)
Ratio of net investment income to
  average net assets*                           4.98%(+)          4.76%             5.07%             5.07%             4.68%(+)
Portfolio turnover rate                        33.40%            89.14%           109.74%            64.80%            33.11%
*Reflects voluntary assumption of fees
  or expenses per share in each period
  (Note 3)                                    $ 0.01            $ 0.01            $ 0.02            $ 0.03            $ 0.01

                                                                                CLASS B
                                    -----------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31
                                          JUNE 30, 1997      ----------------------------------------------------------------------
                                           (UNAUDITED)           1996              1995              1994              1993**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 8.13            $ 8.23            $ 7.53            $ 8.43            $ 8.20
                                              ------            ------            ------            ------            ------
Net investment income*                          0.17              0.32              0.34              0.34              0.19

Net realized and unrealized gain
    (loss) on investments and futures
    contracts                                   0.04             (0.09)             0.71             (0.90)             0.25
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.21              0.23              1.05             (0.56)             0.44
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.16)            (0.33)            (0.35)            (0.33)            (0.19)

Distributions from net realized gains             --                --                --             (0.01)            (0.02)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.16)            (0.33)            (0.35)            (0.34)            (0.21)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.18            $ 8.13            $ 8.23            $ 7.53            $ 8.43
                                              ======            ======            ======            ======            ======
Total return                                    2.67%++           2.91%+           14.26%+           (6.74)%+           5.35%++
Net assets at end of period (000s)           $16,671           $19,824           $15,084           $12,131           $ 7,567
Ratio of operating expenses to average
  net assets*                                   1.85%(+)          1.85%             1.85%             1.85%             1.85%(+)
Ratio of net investment income to
  average net assets*                           4.23%(+)          4.01%             4.32%             4.34%             3.93%(+)
Portfolio turnover rate                        33.40%            89.14%           109.74%            64.80%            33.11%
*Reflects voluntary assumption of fees
 or expenses per share in each period
 (Note 3)                                     $ 0.01            $ 0.01            $ 0.02            $ 0.03            $ 0.01
---------------------------------------------------------------------------------------------------------------------------------
 **  June 7, 1993 (commencement of share class designations) to December 31, 1993.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
     Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                           CLASS C
                           --------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                               SIX MONTHS ENDED
                                JUNE 30, 1997      --------------------------------------------------------------------------------
                                 (UNAUDITED)           1996            1995            1994            1993            1992
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                        $ 8.14            $ 8.24            $ 7.54           $ 8.44          $ 7.84          $ 7.61
                                  ------            ------            ------           ------          ------          ------
Net investment income*              0.21              0.40              0.42             0.42            0.42            0.44

Net realized and unrealized
    gain (loss) on
    investments and futures
    contracts                       0.04             (0.09)             0.71            (0.90)           0.62            0.23
                                  ------            ------            ------           ------          ------          ------
  Total from investment
    operations                      0.25              0.31              1.13            (0.48)           1.04            0.67
                                  ------            ------            ------           ------          ------          ------
Dividends from net
  investment income                (0.20)            (0.41)            (0.43)           (0.41)          (0.42)          (0.44)

Distributions from net
  realized gains                      --                --                --            (0.01)          (0.02)             --
                                  ------            ------            ------           ------          ------          ------
  Total distributions              (0.20)            (0.41)            (0.43)           (0.42)          (0.44)          (0.44)
                                  ------            ------            ------           ------          ------          ------
Net asset value, end of
 period                           $ 8.19            $ 8.14            $ 8.24           $ 7.54          $ 8.44          $ 7.84
                                  ======            ======            ======           ======          ======          ======
Total return                        3.17%++           3.93%+           15.37%+          (5.79)%+        13.46%+          9.08%+
Net assets at end of period
  (000s)                        $ 32,335          $ 34,050          $ 38,757         $ 40,750        $ 56,515        $ 41,558
Ratio of operating expenses
  to average net assets*            0.85%(+)          0.85%             0.85%            0.85%           0.85%           0.85%
Ratio of net investment
  income to average net
  assets*                           5.23%(+)          5.01%             5.33%            5.29%           5.10%           5.71%
Portfolio turnover rate            33.40%            89.14%           109.74%           64.80%          33.11%          29.39%
*Reflects voluntary
  assumption of fees or
  expenses per share in each
  period (Note 3)                 $ 0.01            $ 0.01            $ 0.02           $ 0.03          $ 0.01          $ 0.02

                                                                                CLASS D
                                    -----------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31
                                          JUNE 30, 1997      ----------------------------------------------------------------------
                                           (UNAUDITED)           1996              1995              1994              1993**
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $ 8.13            $ 8.23            $ 7.53            $ 8.44            $ 8.20
                                              ------            ------            ------            ------            ------
Net investment income*                          0.17              0.32              0.35              0.34              0.19

Net realized and unrealized gain
    (loss) on investments and futures
    contracts                                   0.05             (0.09)             0.70             (0.91)             0.25
                                              ------            ------            ------            ------            ------
  Total from investment operations              0.22              0.23              1.05             (0.57)             0.44
                                              ------            ------            ------            ------            ------
Dividends from net investment income           (0.16)            (0.33)            (0.35)            (0.33)            (0.18)

Distributions from net realized gains             --                --                --             (0.01)            (0.02)
                                              ------            ------            ------            ------            ------
  Total distributions                          (0.16)            (0.33)            (0.35)            (0.34)            (0.20)
                                              ------            ------            ------            ------            ------
Net asset value, end of period                $ 8.19            $ 8.13            $ 8.23            $ 7.53            $ 8.44
                                              ======            ======            ======            ======            ======
Total return                                    2.79%++           2.90%+           14.25%+           (6.86)%+           5.46%++
Net assets at end of period (000s)            $  728            $  622            $  651            $  774            $  821
Ratio of operating expenses to average
  net assets*                                   1.85%(+)          1.85%             1.85%             1.85%             1.85%(+)
Ratio of net investment income to
  average net assets*                           4.18%(+)          4.03%             4.35%             4.31%             3.94%(+)
Portfolio turnover rate                        33.40%            89.14%           109.74%            64.80%            33.11%
*Reflects voluntary assumption of fees
  or expenses per share in each period
  (Note 3)                                    $ 0.01            $ 0.01            $ 0.02            $ 0.03            $ 0.01
----------------------------------------------------------------------------------------------------------------------------------
 **  June 7, 1993 (commencement of share class designations) to December 31, 1993.
(+)  Annualized.
  +  Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
     Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++  Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH
  TAX-EXEMPT TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Shareholder Services
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (Morgan Guaranty Trust
CUSTODIAN                                  Secretary and General Counsel          Company of New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              DARMAN A. WING                         investments and civic affairs
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel
                                                                                  ROBERT A. LAWRENCE
LEGAL COUNSEL                              AMY L. SIMMONS                         Associate, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place
Boston, MA 02109                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  THOMAS L. PHILLIPS
                                                                                  Retired; formerly Chairman of
                                                                                  the Board and Chief Executive
                                                                                  Officer, Raytheon Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                                                  JEPTHA H. WADE
                                                                                  Retired; formerly Of Counsel,
                                                                                  Choate, Hall & Stewart


STATE STREET RESEARCH NEW YORK TAX-FREE FUND                 --------------
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600
                                                             --------------



QUESTIONS? COMMENTS?

Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Tax-Exempt Fund prospectus. When used after September 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4095-970819(0998)SSR-LD                       NYTF-395D-897IBS